Provident Funding Mortgage Trust 2021-1 ABS-15G

Exhibit 99.2

 PFMT 2021-1

Exception Level Exceptions

Recovco ID	Loan # 1	Exception Category	Initial Exception Grade	Final Exception Grade	Exception Status	Exception Grade	Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
GEE5OGCLMAD	XXXXXXXXX	Compliance	RB	RB	Active	2: Acceptable with Warnings	A221A3C2-F59D-4530-8055-CC4427FCDAB7	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Cash to Close on the CCTC table on page 3 of the PCCD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX . The CD shows $XXXX whereas the LE $XXXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).
IRTFXKK1OKN	XXXXXXXXX	Credit	CC	CA	Resolved	Resolved	80BAF592-9F82-4205-A63F-ED2EC82D61E4	Cash Out Amount Exceeds Guidelines	* Cash Out Amount Exceeds Guidelines (Lvl R)	The subject loan was originated as a Rate and Term Refinance, along with obtaining an LP Accept as a Rate and Term Refinance; however, the Final Closing Statement reflects the borrower received $XXXX cash back at closing. The loan amount is $XXXX; however, the guidelines reflect that to qualify for a Rate and Term Refinance the borrower cannot receive more than 2% or $XXXX cash back at closing, whichever is less. Therefore, the subject loan does not meet the guidelines for a Rate and Term Refinance, and should have been considered a Cash Out Refinance.		We uploaded the final refinance statement showing the disbursements to confirm the borrower did not receive more than $XXXX cash back. They will need to look at the credits column which shows $XXXX.XX funds brought to closing from the borrower. When this is considered, the cash back of $XXXX.XX is offset and reduced to acceptable amounts.	2-21-2021: Not Cleared - HUD that was sent shows cash out to be $XXXX.XX which still exceeds the 2% or $XXXX allowed back to borrower. 2-26-2021: Cleared	2-21-2021: Not Cleared - HUD that was sent shows cash out to be $XXXX which still exceeds the 2% or $XXXX allowed back to borrower. 2-26-2021: Cleared
IRTFXKK1OKN	XXXXXXXXX	Credit	CC	CA	Resolved	Resolved	5B07F24D-325D-4C44-A74B-F8D79CFADDE4	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The program guidelines require 2 mos PITI of reserves totaling $XXXX. The Note date is XX/XX/XXXX, and the assets in the loan file are dated X/XX/XXXX and X/XX/XXXX, which are over 60 days from the Note date as required per COVID 19 guidelines. The loan did not contain updated asset documentation as required.			2-21-2021: Cleared Assets dated XX-XX-XXXX for $XXXX received.	2-21-2021: Cleared Assets dated XX-XX-XXXX for $XXXX received.
BFT30M2KZP4	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	213A1284-ABBB-48CA-AAFC-E19CAC7E69C8	Missing Doc	* Missing Doc (Lvl R)	The loan application reflected HOA dues; however, the loan file did not contain documentation evidencing the monthly payment for the HOA dues as required. An appraisal was not required or provided, because DU accepted the use of a PIW.			2-21-2021: Cleared HOA statement received.	2-21-2021: Cleared HOA statement received.
NMGKLMDLCRR	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	75C7BED6-6D54-44AD-9415-A0FD55EAEC01	Credit	* Missing Documentation (Lvl R)	The Credit Report (page XXX) reflects a Home Equity Loan/ Home Improvement loan that was opened XX/XXXX that has a balance of $XXX. This HELOC was not paid with the loan proceeds, nor does it show on the title report (page XXX). Need clarification if the borrowers own additional real estate that is secured by this HELOC.			2-21-2021: Cleared Received a copy of security agreement and the loan to XXX on credit is included in the DTI with the terms and conditions received.	2-21-2021: Cleared Received a copy of security agreement and the loan to XXX. on credit is included in the DTI with the terms and conditions received.
PCHHYLHNJ42	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	340F1BD1-F019-4B72-A39A-76174698085D	Guidelines	* Missing Documentation (Lvl R)	The Loan Application and the Transmittal Summary (page XXX) indicate that the Homeowners Association fee is $XXXX per month. Need to verify the Home Owners Association fee as the file contain a rep and warrant for the appraisal. In addition, need evidence to show if the subject property is Attached or a Detached PUD.			2-21-2021: Cleared HOA statement received.	2-21-2021: Cleared HOA statement received.
4FTOLURBL2R	XXXXXXXXX	Compliance	RB	RB	Active	2: Acceptable with Warnings	47A54C94-A8EF-43A2-91FB-D31C1008AFA5	Missing TRID Reimbursement Documentation	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on X/X/XX was provided more than 60 calendar days after the consummation date, XX/XX/XX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. In addition, the reimbursement was entered in the wrong section. Per regulation, If the creditor is providing a cure for a tolerance violation in the form of a lender credit, the creditor will need to disclose the credit within the Lender Credits disclosure in the closing costs totals section, along with a statement that such amount of Lender Credits includes a credit for an amount that exceeds legal limits. No rebuttal response required. Cure accepted 60 days from discovery.
QKZAA2VMKGR	XXXXXXXXX	Compliance	RD	RA	Resolved	Resolved	FB4D8B2E-9D10-4FB4-9FA5-B48B8FD96AB0	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.		hand signed document by non borrowering spouse is uploaded.	2/19/21 Cleared	2/19/21 Cleared
52ECQYJ5ZRP	XXXXXXXXX	Eligibility	CC	CA	Resolved	Resolved	968A1BDB-92EE-434D-8EE6-6C4B5ABAD745	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Per the AUS, several debts were omitted due to them being paid off. There are statements for these debts in the file, but there is no evidence that they have been paid in full.	Provident checked with funding dept - account statements and CD shows XXX lump payoffs -not itemized - funding folder has statements - funds at close payoff XXX - compared toXXX on CD, debts were obviously paid at closing.	3-2-2021: Not Cleared. Need evidence of what accounts were paid in full via a copy of the disbursement sheets from the closing, reflecting itemized accounts pif.
3-3-2021: Cleared. Received Addendum to settlement statement validating payoff of all accounts required.	3-2-2021: Not Cleared. Need evidence of what accounts were paid in full via a copy of the disbursement sheets from the closing, reflecting itemized accounts pif.
3-3-2021: Cleared. Received Addendum to settlement statement validating payoff of all accounts required.
FZRXNOIKCWC	XXXXXXXXX	Compliance	RD	RA	Resolved	Resolved	96E6D6B1-DD18-4543-AADC-186B2C3B6B1D	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.		non borrowing spouse was sent postal mail elected not to esign. 3 day delivery and 3 day to review	2/19/21 Cleared	2/19/21 Cleared
FZRXNOIKCWC	XXXXXXXXX	Legal Docs	CD	CA	Resolved	Resolved	B1FAE85A-A0A9-433D-99FB-78DB78B55292	Title holder is not an individual	* Title holder is not an individual (Lvl R)	The Title Policy and Commitment reflected the subject loan closed in the name of a revocable trust; however, the loan file did not contain the trust documentation as required.			2-21-2021: Cleared Received Title showing husband and wife and Grant Deed moving out of trust to married couple.	2-21-2021: Cleared Received Title showing husband and wife and Grant Deed moving out of trust to married couple.
MEXJGJEEQEY	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	40201066-B201-4F57-9DC9-F4AE83E33E1E	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Income documentation was incomplete; the loan file contained 5 XXXX K1s for the Borrower; 2 of the 5 K1s documented the Borrower as 25.000% owner (Page XXX-XXX); missing XXXX K1s as well as XXXX and XXXX 1065 returns for LLC XXXX and LLC XXXX.		The businesses in question reflect no losses and the borrower was qualified with wage earner income. When the income/loss from self-employment is not used to qualify, no additional documentation is needed. The self-employment is included on the application as required but PF guidelines, agency guidelines, and AU approval all support that additional documentation is not needed. If this condition is not waived, please cite guidelines used to enforce this finding.	2/23/2021: Cleared.	2/23/2021: Cleared.
MEXJGJEEQEY	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	A4A9E6A4-1E43-4F77-A64E-F048493C66AC	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	Income documentation was incomplete; the loan file contained 5 XXXX K1s for the Borrower; 2 of the 5 K1s documented the Borrower as 25.000% owner (Page XXX-XXX); missing XXXX K1s as well as XXXX and XXXX 1065 returns for LLC XXXX and LLC XXXX.		The businesses in question reflect no losses and the borrower was qualified with wage earner income. When the income/loss from self-employment is not used to qualify, no additional documentation is needed. The self-employment is included on the application as required but PF guidelines, agency guidelines, and AU approval all support that additional documentation is not needed. If this condition is not waived, please cite guidelines used to enforce this finding.	2/23/2021: Cleared.	2/23/2021: Cleared.
CT4TOVVCPWW	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	1CBE54D5-9B2F-451E-A983-5D0B52189655	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	The final Loan Application, Schedule of Real Estate Section (page XXX) does not reflect the new mortgage for theXXX property or the Gross Rental Income that was used to qualify the loan from either the XXXX property or the XXXX property. The rental analysis (page XXX) shows that rental income was used to offset the monthly housing payments. Need the final 1003 reflecting the rental income utilized in this transaction. Updated 1003 reflective of all new information is required.		The new PITI for XXX rental property due to recent refinance is $XXXX, thus resulting in lower DTI of XX.XX% if used to calculate net rental income. The file was run with the XXXX PITI of $XXXX and thus the borrower qualified with more conservative ratios. The final 1003 in file shows net rental income used for XXX of $XXX.XX which matches the rental income worksheet provided. The final 1003 in file shows net rental income used for XXX of $XXX.XX matches the rental income worksheet provided. The final 1003 also shows the total net rental loss for XXX of $XXXX. Lastly, the total net/gross rental is displayed on the final 1003, page X showing (XXXX).	2-21-2021: Cleared	2-21-2021: Cleared
CT4TOVVCPWW	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	66FAF9A1-2E23-42EE-BBE2-8D6CF8FBDBF6	Missing Doc	* Missing Doc (Lvl R)	The loan file contains the not from the recent refi of the XXX property; however, a copy of the CD validating the payoff of the XXX account and any additional information was not present in the loan file.			2-21-2021: Cleared CD from the closing showing the payoff of XXX receieve. Validates housing apyment as well.	2-21-2021: Cleared CD from the closing showing the payoff of XXX receieve. Validates housing apyment as well.
CKHRZGQY2PH	XXXXXXXXX	Credit	CC	CA	Resolved	Resolved	E1844109-5107-467F-869F-53432228C657	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The borrowers VVOE within 10 days of closing is not in the loan file.			2-21-2021: Cleared Received VVOE complete on 1/27/2021. Loan closed on 1/20/2021 and funded 1/25/2021. borrower was still employed at the time of closing.	2-21-2021: Cleared Received VVOE complete on X/XX/XXXX. Loan closed on X/XX/XXXX and funded X/XX/XXXX. borrower was still employed at the time of closing.
ESNWSPKWU2I	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	2B7534F8-4D03-48C6-B7DE-E2CBD8C5B616	Credit report >4 months old at closing	* Credit report >4 months old at closing (Lvl R)	The credit report in the file is more than 120 days old and a new merged report or a refresh report was not located in the current loan file. The credit report in the file is X/XX/XXX and loan closed on X/X/XXXX. The report is XXX days in age. Also, a different credit qualifying score is noted on the AUS, of XXX and the credit score on the credit dated X/XX/XXXX wasXXX. It appears the updated credit is missing from the loan file.			2-21-2021: Cleared Updated Credit received. Credit score and information matches.	2-21-2021: Cleared Updated Credit received. Credit score and information matches.
X3VHTPMZVZY	XXXXXXXXX	Credit	CB	CB	Active	2: Acceptable with Warnings	5A798B47-5318-4CAC-B1CB-89D4CF970839	ROR Transaction date not consistent with Note and/	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)	The Note date wasXX/XX/XXXX (Pg XX) and the settlement date was XX/XX/XXXX (Pg XX) in the subject State of OR. The ROR was dated by the Borrowers on the same date XX/XX/XXXX as the settlement statement was signed on XX/XX/XXXX.
DD40NXEX5PS	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	DA12089A-1FEA-400E-91E5-E93E97EC5720	Missing Doc	* Missing Doc (Lvl R)	The XXX shows that the borrower has a lien on the property on XXX St, Pg. XXX. The lien summary in file indicates loan in the amount of $XXX and the property is not free and clear as stated on the 1003. Validation of the status of this property is needed.		Please review to waive. Documentation in file confirms this loan is in the name of the business and paid by the business from the business checking account. It is not a personal loan. This is a business loan on the property the borrower uses for their dental practice. The full obligation is paid by the business and pay history is documented in file. It would not be accurate to include this business lien under the personal obligations of the 1003.	2/23/2021: Cleared.	2/23/2021: Cleared.
W1FUN1TOTDM	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	B70B7041-E70F-4ACD-91AD-E6FE2E799876	Credit	* Missing Documentation (Lvl R)	The 1003 reflects that the property on XXX is free and clear; however, the tax returns in file show that there is mortgage interest being paid on that property. The mortgage is not disclosed on the credit and file did not contain Verification of Mortgage for Investment property.			2-25-2021: Cleared.	2-25-2021: Cleared.
DAVEYAQDACT	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	A74922EA-1A67-4EBD-B0A5-AB067C9F2315	Terms of Subordinate Lien Not Provided	* 2nd Mortgage / HELOC Terms required (Lvl R)	Validation that the borrower closed the Credit Line with XXX.			2-21-2021: Cleared Line of Closure of Credit letter received.	2-21-2021: Cleared Line of Closure of Credit letter received.
05EXLJWQ11E	XXXXXXXXX	Legal Docs	CC	CA	Resolved	Resolved	773912DB-B4EA-488A-8253-3B7F85806903	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The short form title policy insured loan amount was $XXXX (Page XXX) which was less than the Note loan amount $XXXX (Page XXX).			2-21-2021: Cleared	2-21-2021: Cleared
NUXSJ1GQ341	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	B5FBBFB7-F56A-4684-B5E2-14C11380E9E3	Employment Type	* Employment (Lvl R)	Clarification needed for borrowers employment dates. 1003 lists current job at 1.4 years; however VVOE in file shows start date as XX/X/XXXX. This is inconsistent. Prior job VVOE is not in file to confirm 2 full years employment as required.			2-25-2021: Cleared	2-25-2021: Cleared
OQYQ0EKPVHH	XXXXXXXXX	AUS	CD	CA	Resolved	Resolved	8F8E6161-B56D-4C9A-AE71-D030CAB52A77	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The LP Accept (page XXX) requires evidence to support the omission of XXXX, balance $XXXX. The loan did not contain evidence and the payment was not added back to the DTI.		Disputed - XXX is an open 30-day account and reserves were documented to cover the balance.	3-2-2021: Cleared XXX account is a monthly account and the borrwer shows sufficient funds to payoff monthly.	3-2-2021: Cleared XXX account is a monthly account and the borrwer shows sufficient funds to payoff monthly.
NJZJWQ5HEOR	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	55140357-B08B-443A-9FEB-7B5B7F3EE018	Credit	* Missing Documentation (Lvl R)	The loan file is missing the VVOE for the borrowers employer validating currently an active employee. The Work Number says "on leave", there is a current paystub dated X/XX/XXXX and end of yearXXXX paystub in file. The email from the borrowers work email is an insufficient VVOE (pg XX).	3/1/2020: Not Cleared. The VVOE is missing from the loan file. The paystub reflect borrower is back on the job. The Credit Risk decision to be reviewed by the client with missing VVOE.
3/3/2021: Cleared. Received The Work Number that reflects the borrower is an active employee with a hire date of X/XX/XXXX.	3/1/2020: Not Cleared. The VVOE is missing from the loan file. The paystub reflect borrower is back on the job. The Credit Risk decision to be reviewed by the client with missing VVOE.
3/3/2021: Cleared. Received The Work Number that reflects the borrower is an active employee with a hire date ofX/XX/XXXX.
LE5Y431M4ER	XXXXXXXXX	Insurance	CD	CA	Resolved	Resolved	5B5ADEA1-25BC-4159-AA1D-EB99B44F6AB4	HOI	* Hazard Insurance (Lvl R)	The amount of Homeowners insurance of $XXXX plus additional amount for Cov A limit 25% (page XXX) is not sufficient to cover the loan amount of $XXXX (page XX or the total estimate of cost new $XXXX (page XXX). Need evidence of additional insurance coverage.	3-2-2021 Not Cleared. The replacement cost per the appraisal is $XXXX, the loan amount is $XXXX. The Hazard policy is in the amount of$XXXX + $XXXX for other structures = $XXXX x 125% = $XXXX. This does not cover replacement cost or the loan amount as required.
3-3-2021: Cleared. Received validation of Provident's hazard coverage requirement of 80% of replacement cost.	3-2-2021 Not Cleared. The replacement cost per the appraisal is $XXXX, the loan amount is $XXXXThe Hazard policy is in the amount of $XXXX + $XXXX for other structures = $XXXX x 125% = $XXXX. This does not cover replacement cost or the loan amount as required.
3-3-2021: Cleared. Received validation of Provident's hazard coverage requirement of 80% of replacement cost.
RZLYADOR0UM	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	A3FFB470-8D31-4C62-9405-4E788936B3EA	Homeownership Counseling List	* Homeownership Counseling List (Lvl R)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.			222/21 Cleared	222/21 Cleared
TNIVQQEVK2H	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	1EBBD21E-115B-4A6F-8B24-82DF40EF6AA8	Guidelines	* Missing Documentation (Lvl R)	Missing VVOE within 10 days of Note date.	2-25-2021: Not Cleared The VVOE is completer after closing on X/XX/XXXX, loan closed on X/XX/XXXX. Employment was not verified at the time of loan closing. Credit Risk decision to be reviewed by client.
3-4-2021: Cleared. VVOE on page XXX was completed the day of funding for the loan file.	2-25-2021: Not Cleared The VVOE is completer after closing on X/XX/XXXX, loan closed on X/XX/XXXX. Employment was not verified at the time of loan closing. Credit Risk decision to be reviewed by client.
3-4-2021: Cleared. VVOE on page XXX was completed the day of funding for the loan file.
JZH3UZZDNRY	XXXXXXXXX	Eligibility	CC	CA	Resolved	Resolved	7DB62121-BD39-477A-9AE3-4409EC94FF1E	Purpose does not meet eligibility requirement(s)	* Purpose does not meet eligibility requirement(s) (Lvl R)	The purpose of the subject transaction was run through the AUS as a No Cash-Out transaction (Pg XXX); however, the 2nd HELOC mortgage dated XX/XX/XXX (Pg XXX-XXX) paid by the subject loan was not originated to purchase the subject property on XX/XX/XXXX (Pg XXX). The CD reflected $XXXX from the Borrower at the closing (Pg XX) and the 2nd HELOC payoff was $XXXX (Pg XX). The subject transaction was a cash-out refinance.		Borrowers brought most of money to closing to cover majority of HELOC balance (XXXX) - Brought to closing XXX - remaining XXX comes from proceeds - this is within the definition of a rate and term - per definition of rate/term, less than 2000 to pay off HELOC is not a cash out	3-2-2021: Cleared	3-2-2021: Cleared
C5ULIC05OPG	XXXXXXXXX	Credit	CB	CB	Active	2: Acceptable with Warnings	547AA7A4-E248-4903-BDF9-C5D33BA69C1F	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.
EZJM4EIFY3U	XXXXXXXXX	Compliance	RD	RA	Resolved	Resolved	858FD372-5CD9-4877-A840-6946BD5EB03D	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	XX/XX/XXXX Cleared not a guideline or regulatory issue. This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated X/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,X/XX/XXXX. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.		Prov has no requirement for spouse to receive revised loan estimate - not in guidelines or regulations -primary borrower received and signed revised loan estimate onX/XX	3/2/21 Cleared	3/2/21 Cleared
BZV1EVLHCUW	XXXXXXXXX	Compliance	RD	RA	Resolved	Resolved	645A87ED-D396-496D-8A2E-3C37E4F49A0F	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	There is no evidence of an initial and/or revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.		02/24/2021 : Dispute: The loan does not have a non-borrowing spouse. Our borrower is vested as a single person. This seems to be an invalid finding.	3/1/21 Cleared	3/1/21 Cleared
BZV1EVLHCUW	XXXXXXXXX	Credit	CC	CA	Resolved	Resolved	D9F16DA4-F49D-4F58-8AC1-5CEABA2C6271	Not all title holders executed ROR	* Not all title holders executed ROR (Lvl R)	The file contains no evidence that the Right to Cancel was provided to the non-borrower. The defect can be cured by providing the document.		02/24/2021 : Dispute: The loan does not have a non-borrowing spouse. Our borrower is vested as a single person. This seems to be an invalid finding.	3/1/21 Cleared	3/1/21 Cleared
LDKPQSQ4UZR	XXXXXXXXX	Credit	CC	CB	Active	2: Acceptable with Warnings	B6FD39AB-2D01-4A27-8B8E-A95C3D718CBC	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl 2)	The loan was approved reducing the DTI by an installment payment of $XXXX. per month. The credit bureau reflects that the total balance on this account was $XXXX which is more than 10 months at the time of closing and the payment should have been included into the DTI. Adding this payment back exceeds the tolerance allowed at 39.2%, the AUs was approved at 34%. The loan file did not contain validation that the balance on the account was lower than what is reported on the credit bureau.	Re-escalation: LP will not include this debt due to less than 11 payments remaining. We can't manually instruct it to include the debt. This decision follows AU and agency guidelines.	2-21-2021 Not Cleared The loan was approved AUS LP which required payments be less than 10 months to exclude an install debt payment. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.
2-26-2021 Not Cleared The loan fits LP requirements with a DTI at 39%; however it exceed 34% at time of approval. LP considering the payment of $400.00 less than 10 payments should have been supported with a soft pull on credit to update the balance of the account or a statement to validate the balance was now under 10 payments.	3-4-2021: Ev-2 : Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file. 2-21-2021 Not Cleared The loan was approved AUS LP which required payments be less than 10 months to exclude an install debt payment. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.
2-26-2021 Not Cleared The loan fits LP requirements with a DTI at 39%; however it exceed 34% at time of approval. LP considering the payment of $400.00 less than 10 payments should have been supported with a soft pull on credit to update the balance of the account or a statement to validate the balance was now under 10 payments. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.
2-26-2021 Not Cleared The loan fits LP requirements with a DTI at 39%; however it exceed 34% at time of approval. LP considering the payment of $400.00 less than 10 payments should have been supported with a soft pull on credit to update the balance of the account or a statement to validate the balance was now under 10 payment. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.
LDKPQSQ4UZR	XXXXXXXXX	Credit	CC	CB	Active	2: Acceptable with Warnings	4DC803B8-794A-41D8-8C0E-59E7FCBE1789	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl 2)	The loan was approved reducing the DTI by an installment payment of $XXXX. per month. The credit bureau reflects that the total balance on this account was $XXXX which is more than 10 months at the time of closing and the payment should have been included into the DTI. Adding this payment back exceeds the tolerance allowed at 39.2%. The loan file did not contain validation that the balance on the account was lower than what is reported on the credit bureau.	Re-escalation: LP will not include this debt due to less than 11 payments remaining. We can't manually instruct it to include the debt. This decision follows AU and agency guidelines.	2-21-2021 Not Cleared The loan was approved AUS LP which required payments be less than 10 months to exclude an install debt payment. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.	3-4-2021: Ev-2 : Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file. 2-21-2021 Not Cleared The loan was approved AUS LP which required payments be less than 10 months to exclude an install debt payment. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.
2-26-2021 Not Cleared The loan fits LP requirements with a DTI at 39%; however it exceed 34% at time of approval. LP considering the payment of $400.00 less than 10 payments should have been supported with a soft pull on credit to update the balance of the account or a statement to validate the balance was now under 10 payments. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.
2-26-2021 Not Cleared The loan fits LP requirements with a DTI at 39%; however it exceed 34% at time of approval. LP considering the payment of $400.00 less than 10 payments should have been supported with a soft pull on credit to update the balance of the account or a statement to validate the balance was now under 10 payment. Agree DTI is within guidelines; however the total DTI exceed the 3% tolerance from the AUS approval in file.
DBD4PPD0B5E	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	7E4AC014-DD7B-4C38-A6D6-E4CD91F8AB84	Credit	* Missing Documentation (Lvl R)	The paystub in the loan file dated XX/XX/XXXX through XX/XX/XXXX (page XXX) shows that 56 of the borrower's 80 hours were paid leave. The loan file does not contain a WVOE that explains, the leave pay status.		Please review to waive. This employer marks “Paid Time Off” as “Paid Leave” on the pay stubs. This is evidenced by the paid leave at the bottom of the document. The borrower is paid their full wages and there is no indication of any reduced wages. The VOE in file confirms full time status. There is no evidence the borrower is on a leave of absence.	2/23/2021: Cleared. VVOE completed after Paystub confirming currently employed.	2/23/2021: Cleared. VVOE completed after Paystub confirming currently employed.
P54QKCEYOC4	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	6E1BFAA1-CD5B-4074-8CFA-2C67F456E7C9	Guidelines	* Missing Documentation (Lvl R)	The Lenders Guidelines (page XX) state that if the credit report does not show the monthly payment for an installment account, the liability must be documented with a copy of the original contract, payment coupon, monthly account statement. Need to document the payment for the XXX Loan balance $XXXX (payment on Loan Application ($XX) page XXX.			3-2-2021: Cleared	3-2-2021: Cleared
W44FXUARLEJ	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	DBEA8576-4433-4923-8B80-0CEF1516A9E6	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The VVOE within 10 days is missing form the loan file.	2-25-2021: Not cleared. The VVOE is dated XX/X/XXXX and the loan closed X/XXXX. The VVOE was not done at the time of closing. Credit Risk decision to be reviewed by client.
3-4-2021: Cleared. The VVOE on pageXXX was completed the day of funidng X/XX/XXXX.	X-XX-XXXX: Not cleared. The VVOE is dated X/XX/XXXX and the loan closed X/XX/XXXX. The VVOE was not done at the time of closing. Credit Risk decision to be reviewed by client.
X--XX-XXXX: Cleared. The VVOE on pageXXX was completed the day of funidng X/XX/XXXX.
D5YTMY0XBLQ	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	06D040D9-C07A-48DD-A5C5-987CC666D381	Credit	* Missing Documentation (Lvl R)	The loan file contains a PUD Rider to the mortgage, and the 1003 reflects there is an HOA monthly assessment; however, the loan file did not contain evidence documenting the HOA monthly payment as required.			2-25-2021: Cleared.	2-25-2021: Cleared.
BK1Y4C21O14	XXXXXXXXX	Legal Docs	CC	CA	Resolved	Resolved	3DAAFAC8-360C-43FE-A149-7DB0C9F30995	Mortgage not properly executed	* Mortgage not properly executed (Lvl R)	The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Notary date is missing.		Uploaded new doc sent to recorders officeXX XX XXXX to cure notary issue	3/2/21 Cleared	3/2/21 Cleared
1O4TSTWOPCC	XXXXXXXXX	Legal Docs	CD	CA	Resolved	Resolved	C7584D1B-7213-4923-A508-324F88C0200E	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Cleared. The hazard Declaration page is missing from the loan file. Unable to determine sufficient coverage, dates and premium.			3/4/2021 Cleared.	3/4/2021 Cleared.
N5S1PXMFJ35	XXXXXXXXX	Valuation	VC	VA	Resolved	Resolved	C621803F-AF34-4A05-B84B-65F513BE6015	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl R)	The loan states the subject property is the primary residence, but the insurance declaration indicates this is currently a rental property. Page XXX as of X/XX/XXX. Also, tax transcripts (pages XXX,XXX) reflect rental income claimed in XXXX on this subject property. Additionally the insurance declaration page states a completely different mailing address- a house on XXX. The borrower provided a LOE, page XXX, that the subject property was a rental when the first (prior) loan was originated, but now is only used as a primary residence. The fact the current homeowners policy reflects the property as a rental is not acceptable when the AUS approved as solely a primary residence. There is conflicting info contained in the file.	Deed of Trust guidelines says borrower shall occupy establish and use as principal residence within 60 days of instrument - changing HOI to reflect would have been incorrect - Previously, the borrower had used this property as an investment while she lived in XXX Oregon she moved from XXX to XXX and now occupies the home. Provident underwriter requested and received letter explaining the situation. Borrower confirmed in writing she is not currently receiving rent for the home and is living in the home	3-1-2021: Not cleared. Establishment that this is the borrowers primary residence has not been made. Validation through the HOI that this is now insured as a primary residence and not a rental property along with the borrowers explanation letter would clarify the occupancy of the subject.
3-3-2021: Cleared. The HOI policy in file at the time of closing was reflecting the subject as a rental property. Explanation letter from borrower identifies that she is now occupying the subject. At the time of the mortgagee change in X/XXXX, the borrower now shows that it is now a full HOI policy and this is within 60 days of closing and borrower taking occupancy of the residence.	3-1-2021: Not cleared. Establishment that this is the borrowers primary residence has not been made. Validation through the HOI that this is now insured as a primary residence and not a rental property along with the borrowers explanation letter would clarify the occupancy of the subject.
3-3-2021: Cleared. The HOI policy in file at the time of closing was reflecting the subject as a rental property. Explanation letter from borrower identifies that she is now occupying the subject. At the time of the mortgagee change inX/XXXX, the borrower now shows that it is now a full HOI policy and this is within 60 days of closing and borrower taking occupancy of the residence.
YGLRXLRCZ4S	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	755989F3-9F6E-4E26-B404-2B71394BB129	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The VVOE is not located in the loan file. The checklist indicates that one was completed; however it is not in file.	2-26-2021: Not Cleared Credit Risk decision to be reviewed by client.
3-1-2021: Not Cleared. The VVOE was not received, additional attempts were made by client. The credit Risk decision is to be reviewed by client.
3-3-2021: Not Cleared. Requesting down grade to a "2" an exception was made, due to issues contacting the employer prior to loan funding.
3-4-2021: Cleared. VVOE on page XXX was completed on the day of funding X/X/XXXX.	2-26-2021: Not Cleared Credit Risk decision to be reviewed by client.
3-1-2021: Not Cleared. The VVOE was not received, additional attempts were made by client. The credit Risk decision is to be reviewed by client.
3-3-2021: Not Cleared. Requesting down grade to a "2" an exception was made, due to issues contacting the employer prior to loan funding.
3-4-2021: Cleared. VVOE on page XXX was completed on the day of funding X/X/XXXX.
T0V4KVZVNEQ	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	2D1A25A0-09A5-4018-A327-92D05CB2DE28	Credit	* Missing Documentation (Lvl R)	Missing mortgage payment history for account XXXX to evidence XX/XX/XX and XX/X/XX payments as made.			2-25-2021: Cleared	2-25-2021: Cleared
C5CYIFYSUVR	XXXXXXXXX	Legal Docs	CD	CA	Resolved	Resolved	0297DD98-0595-4D19-9596-6FC26A5083B2	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Need evidence of homeowners insurance policy.			3-2-2021: Cleared	3-2-2021: Cleared
KNK5ZIX3CG2	XXXXXXXXX	Legal Docs	CC	CA	Resolved	Resolved	245AE04F-D672-42FE-B93C-37EDFF1F04D1	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment on page XXX, reflects coverage of $XXXX when the loan amount is $XXXX (page XXX). Need Final Title Policy to reflect coverage of $XXXX.			2-25-2021: Cleared	2-25-2021: Cleared
RDWQJZMGWCU	XXXXXXXXX	Credit	CB	CB	Active	2: Acceptable with Warnings	E38C951D-635D-4E1E-B276-D8976E5A0EBA	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl 2)	B2 lease payment on apartment in XXX, TN not included in Lender DTI calculation. Audit recalc shows 31.15% DTI, within guidelines.
KASP5CEBNAZ	XXXXXXXXX	Legal Docs	CD	CA	Resolved	Resolved	E4C657AD-63AD-4C88-A60D-3F1C5409228C	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The loan file contains a Master Homeowners Association Insurance policy on pXXX; however, the declarations page does not reflect wall in coverage. Therefore, the loan file does not contain evidence of the borrowers Homeowners Insurance for walls in as required.			2-25-2021: Cleared	2-25-2021: Cleared
KASP5CEBNAZ	XXXXXXXXX	Compliance	RB	RB	Active	2: Acceptable with Warnings	4DB26EFB-6D20-48B3-9625-AECFE4CAAC0A	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Title fees were included in Section B of the PCCD issued onX/XX/XXXX . However, the fees should have been entered under Section C.
UTVXWCBHEOU	XXXXXXXXX	Eligibility	CC	CA	Resolved	Resolved	B49E5671-2313-4A9B-BDA0-A4AD717E43CF	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The Borrower’s own 2 additional REOs the origination total rent loss was $XXXX/mo. Review REO rental loss based on the XXXX Schedule E in the file (Page XXX) was $XXXXmo. Higher review rental loss resulted in a 58.622% DTI, origination DTI was 42.55%.	The exception wasn't the AUS page - Prov thinks difference in DTI calc is due to: very large management fees on tax return for the REO properties - Recovco left management fees in and put HOA on top - Provident backed management fees out and added HOA - are we doublecounting the HOA and management fees? - If you add up all the management fees, they are the same as the HOA - looks like Recovco is doublecounting	2-25-2021: Not Cleared Only received the last page of the AUS. This validates the lower DTI that was done at origination and is not reflective of the higher rental loss of $XXXX.
3-2-2021: Not Cleared. The management fee is part of the borrowers Schedule E expenses on the rental properties, there was not additional hit for HOA.
3-3-2021: Cleared. The borrower HOA fee is listed on the tax returns for the rental properties under Management fees - statements for HOA fees in file on page XXX/XXX. when added back to overall income calculation the DTI is XX.XX%. this is within the AUs at XX.XX%.	2-25-2021: Not Cleared Only received the last page of the AUS. This validates the lower DTI that was done at origination and is not reflective of the higher rental loss of $XXXX.XX.
3-2-2021: Not Cleared. The management fee is part of the borrowers Schedule E expenses on the rental properties, there was not additional hit for HOA.
3-3-2021: Cleared. The borrower HOA fee is listed on the tax returns for the rental properties under Management fees - statements for HOA fees in file on page XXX/XXX. when added back to overall income calculation the DTI is XX.XX%. this is within the AUs at XX.XX%.
T0UZX52SKDF	XXXXXXXXX	Credit	CC	CA	Resolved	Resolved	3EC21A64-8975-422C-BAE8-6F6CD6463681	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The originating lender must provide a copy of the VVOE for borrower obtained within 10 business day prior to the subject loan note date or dated prior to the delivery of the subject loan to the investor; if not obtained within the indicated 10 business day time frame.			3-4-2021: Cleared. VVOE on page XXX was completed on X/XX/XXXX prior to disbursement date of X/XX/XXXX.	3-4-2021: Cleared. VVOE on pageXXX was completed on X/XX/XXXX prior to disbursement date of X/XX/XXXX.
IMAWTNXJ2IF	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	FF259BFE-2330-47B4-AFC0-7FC8073A4DFD	Credit	* Missing Documentation (Lvl R)	The loan file contains a PUD Rider to the mortgage, and the 1003 reflects there is an HOA monthly assessment; however, the loan file did not contain evidence documenting the HOA monthly payment as required.			2-25-2021: Cleared	2-25-2021: Cleared
IMAWTNXJ2IF	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	BFAC564C-7273-4959-AEF5-46E38F9A6433	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The loan file did not contain a Transmittal Summary.			2-25-2021: Cleared	2-25-2021: Cleared
DIKWYZK0QMI	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	DC68C775-8A2D-414A-8844-D40F5197E453	Credit	* Missing Documentation (Lvl R)	The final CD reflected payoff the 1st mortgage only that is on title. Title as well as credit reflect a 2nd mortgage HELOC that showed a high credit of $XXXX with a current balance of $XXXX. The file does not contain validation that this HELOC is paid in full. The file has a copy of the closure letter for the HELOC on pageX; however nothing confirms it was paid off.			2-26-2021: Cleared	2-26-2021: Cleared
DFY4DWEGRBA	XXXXXXXXX	Compliance	RC	RA	Resolved	Resolved	92C1371B-FBDB-47D7-AEB5-ACF49F4FB3C3	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the decrease to lender credits on X/XX/XXXX did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.		Loan estimate and tracker - borrower received, signed X/XX - not required to send to co-borrower per guidelines or agency guidance	3/2/21 Cleared	3/2/21 Cleared
DFY4DWEGRBA	XXXXXXXXX	Compliance	RD	RA	Resolved	Resolved	DF0F0EA8-C4EE-4B8A-8B52-5CA1077C5E54	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated X/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, X/XX/XXXX. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.		Loan estimate and tracker - borrower received, signed X/XX - not required to send to co-borrower per guidelines or agency guidance	3/2/21 Cleared	3/2/21 Cleared
Q4SRTCEHQFZ	XXXXXXXXX	Credit	CD	CA	Resolved	Resolved	3C29CAAE-C871-4CAC-8EC8-6B5AEF4A1325	Missing Doc	* Missing Doc (Lvl R)	Missing VVOE for co-borrower within 10 days of Note date.			2-26-2021: Cleared	2-26-2021: Cleared
BTYAVRNJEOR	XXXXXXXXX	Credit	CC	CA	Resolved	Resolved	84FAB704-2709-433F-B3F9-927395BDCAC6	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The originating lender must provide the VVOE dated within 10 business days of the subject loan note date.			2-21-2021: Cleared VVOE within 2 days of closing received.	2-21-2021: Cleared VVOE within 2 days of closing received.